Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	€ 0	€ 0	€ 0
Ordinary shares, authorized	59,700,000	59,700,000	59,700,000
Ordinary shares, issued	23,432,183	18,289,866	18,216,958
Ordinary shares, outstanding	23,432,183	18,289,866	18,216,958